DISCONTINUED OPERATIONS 1 (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Current	¥ 30,655		¥ 744,568		$ 4,811
Variable Interest Entity, Consolidated, Assets, Noncurrent			1,681,837
Total assets	30,655		2,426,405		4,811
Variable Interest Entity, Consolidated, Liabilities, Current	8,625		1,168,355		1,353
Variable Interest Entity, Consolidated, Liabilities, Noncurrent	111,172		756,544		17,445
Total liabilities	119,797		1,924,899		$ 18,798
Revenues				¥ 1,529,447
Operating expenses:
General and administrative	(30,003)	$ (4,708)	(17,606)	(15,275)
Total operating expenses	30,003	4,708	17,606	15,275
Operating income/(loss)	(30,003)	(4,708)	(17,606)	(15,275)
Interest income	2	0	13	80
Income/(loss) before income tax expense	249,096	39,088	(17,593)	(15,195)
Net income/(loss) from discontinued operations	(507,280)	(79,603)	(123,851)	159,755
Net cash (used in) discontinued operating activities	(509,825)	(80,003)	(187,127)	(19,696)
Net cash (used in) discontinued investing activities	(53,535)	(8,401)	(111,782)	(114,716)
Net cash (used in) discontinued financing activities	(23,308)	$ (3,658)	0	0
Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Current			420,254
Variable Interest Entity, Consolidated, Assets, Noncurrent			1,134,372
Revenues	890,386		958,467	1,529,447
Cost of revenues	(596,412)		(602,934)	(694,693)
Gross profit	293,974		355,533	834,754
Operating expenses:
Selling and marketing	(191,816)		(233,687)	(307,339)
General and administrative	(417,381)		(242,633)	(289,351)
Research and development expenses	0		0	0
Total operating expenses	(609,197)		(476,320)	(596,690)
Operating income/(loss)	(315,223)		(120,787)	238,064
Interest income	8,640		15,078	17,872
Interest expense	(16,823)		(23,611)	(34,093)
Foreign currency exchange gain/(loss)	1,627		(187)	(1,506)
Other income, net	(78,908)		26,961	10,115
Impairment loss of long-term investment	0		(37,000)	0
Income/(loss) before income tax expense	(400,687)		(139,546)	230,452
Loss on sale of discontinued operations	(97,777)		0	0
Income tax (expense)/benefit	(8,816)		15,695	(70,697)
Net income/(loss) from discontinued operations	(507,280)		(123,851)	159,755
Net cash (used in) discontinued operating activities	(509,825)		(187,127)	(19,696)
Net cash (used in) discontinued investing activities	(53,535)		(111,782)	(114,716)
Net cash (used in) discontinued financing activities	¥ (23,308)		0	¥ 0
Variable Interest Entity, Primary Beneficiary | Discontinued Operations [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Current			729,500
Variable Interest Entity, Consolidated, Assets, Noncurrent			1,681,837
Total assets			2,411,337
Variable Interest Entity, Consolidated, Liabilities, Current			940,142
Variable Interest Entity, Consolidated, Liabilities, Noncurrent			565,147
Total liabilities			1,505,289
Cash and cash equivalents | Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Current			549,486
Restricted cash | Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Current			79,320
Accounts receivable, net | Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Current			2,281
Amounts due from related parties | Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Current			552
Inventories | Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Current			7,814
Prepayments and other current assets | Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Current			90,047
Property and equipment, net | Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Noncurrent			107,537
Intangible assets, net | Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Noncurrent			185,647
Long-term investment | Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Noncurrent			0
Goodwill | Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Noncurrent			659,255
Deferred tax assets, net | Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Noncurrent			34,241
Other non current assets | Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Noncurrent			55,853
Operating lease right-of-use assets | Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Assets, Noncurrent			639,304
Accounts payable | Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Liabilities, Current			11,028
Accrued expenses and other liabilities | Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Liabilities, Current			162,724
Deferred revenue and customer advances | Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Liabilities, Current			563,736
Income taxes payable | Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Liabilities, Current			5,556
Current portion of operating lease liabilities | Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Liabilities, Current			197,098
Deferred revenue and customer advances | Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Liabilities, Noncurrent			38,204
Operating lease liabilities | Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Liabilities, Noncurrent			452,485
Deferred tax liabilities, net | Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Liabilities, Noncurrent			24,011
Other non current liabilities | Variable Interest Entity, Primary Beneficiary
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Consolidated, Liabilities, Noncurrent			¥ 50,447